Share Capital and Warrants (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of classes of share capital [abstract]
Summary of Share Capital
B) Issued and Outstanding – Common Shares

	September 30, 2021		December 31, 2020
As at	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,228,870	11,040	1,228,828	11,040
Issued Under the Arrangement, Net of Issuance Costs	788,518	6,110	—	—
Issued Upon Exercise of Warrants (Note 22D)	214	2	—	—
Issued Under Stock Option Plans (Note 24)	34	—	42	—
Outstanding, End of Period	2,017,636	17,152	1,228,870	11,040
C) Issued and Outstanding – Preferred Shares

As at September 30, 2021	Number of Preferred Shares (thousands)	Amount
Outstanding, Beginning of Year	—	—
Issued Under the Arrangement (Note 4A)	36,000	519
Outstanding, End of Period	36,000	519

As at September 30, 2021	Dividend Reset Date	Dividend Rate	Number of Preferred Shares (thousands)
Series 1 First Preferred Shares	March 31, 2026	2.58%	10,740
Series 2 First Preferred Shares	March 31, 2026	1.92%	1,260
Series 3 First Preferred Shares	December 31, 2024	4.69%	10,000
Series 5 First Preferred Shares	March 31, 2025	4.59%	8,000
Series 7 First Preferred Shares	June 30, 2025	3.94%	6,000
D) Issued and Outstanding – Warrants

As at September 30, 2021	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	—	—
Issued Under the Arrangement (Note 4A)	65,433	216
Exercised and Common Shares Issued (Note 22B)	(214)	—
Outstanding, End of Period	65,219	216